UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Top Flight Fund

September 30, 2005

November 11, 2005

Dear Fellow Shareholders:

The Top Flight Fund is approaching its three-year milestone.  We are pleased with the results of our strategy, and the track record the Fund has established so far.  For the period from inception to September 30, 2005, the return of the Top Flight Fund has exceeded that of its benchmark, the S&P 500, by 8.73% annually.  During the fiscal year ending September 30, 2005, the Top Flight Fund returned 9.95%, slightly underperforming the S&P 500, which returned 10.25%.

The last fiscal year included three good quarters for the fund, and one bad quarter – the first calendar quarter of 2005.  I want to briefly discuss that quarter.

In the last months of 2004, small-cap stocks were performing much better than large-cap stocks.  In accordance with its strategy, the Top Flight Fund allocated the majority of its assets to long positions in small-cap stocks.  Immediately, beginning on the first day in January, small cap stocks declined significantly relative to large-caps.  This decline continued unabated for about three weeks.  By this time, in accordance with its strategy, the Fund had rotated out of most of its small cap positions into large-cap positions, and added short exposure to the broad market in order to hedge against further market declines.

Over the course of the next several weeks, the market rallied, and small-caps significantly outperformed in a resumption of their previous trend.  The Fund’s positioning at that time merely caused it to under-perform further relative to its benchmark.  This scenario is commonly known as a ‘whipsaw,’ and will from time to time hinder performance in momentum strategies or strategies like the Top Flight Fund’s, which use the relative performance of specific kinds of stocks to determine their allocation of investments among various styles (such as large-cap stocks or small-cap stocks).

As the Fund’s Manager, and author of its strategy, I believe that whipsaws like the one we saw in January are most likely to occur during periods where overall market volatility is low, and the major market indices are trending neither up nor down.  Conversely, I believe the style rotation strategy employed by the Top Flight Fund will tend to outperform during periods when one investment style consistently performs better than the broad market, and another investment style consistently performs poorly relative to the broad market.  These conditions have historically tended to occur simultaneously with a directional trending market and increased market volatility.  On the other hand, inconsistency among the relative performance of investment styles leads to whipsaws and is not as favorable for the strategy employed by the Top Flight Fund.

Over the last two years, market volatility has been very low, major market indices have trended neither up nor down, and outperformance by leading investment styles has been inconsistent and small.  In other words, I believe Top Flight Fund has weathered two years of the kind of market environment that presents the most difficulty to the strategy employed by the Fund.  I am encouraged that, despite this environment, the Fund has outperformed its benchmark by more than 8% annually since inception.

I believe the next several years will bring increased market volatility, a resumption of directional trends, and wider dispersion of style performance, which we believe will provide the Fund with even greater opportunity to generate excess return for shareholders.

Sincerely,

/s/Jonathan Ferrell

President

Comparison of Changes in Value of $10,000 Since Inception (December 31, 2002)

Top Flight Fund

Average Annual Total Return

For the Year ended September 30, 2005: 9.95%

Since Inception through September 30, 2005:  21.63%

S&P 500 Index

Average Annual Total Return

For the Year ended September 30, 2005: 10.25%

Since Inception through September 30, 2005:   12.90%

Top Flight Fund $17,144
S&P 500 Index $13,967
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/31/2002
3/31/2003
6/30/2003
9/30/2003
12/31/2003
3/31/2004
6/30/2004
9/30/2004
12/31/2004
3/31/2005
6/30/2005
9/30/2005

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Standard & Poor’s 500 Index made on December 31, 2002 (commencement of operations).  The Fund’s return represents past performance and does not predict future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The Standard & Poor’s 500 Index does not reflect expenses, which have been deducted from the Fund’s return.  Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus.  Please read the prospectus carefully before you invest or send money.

Top Flight Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Top Flight Fund

		Schedule of Investments
		September 30, 2005
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Accident & Health Insurance
5,100	AON Corp.	$ 163,608	1.92%

Biological Products
8,600	Cerus Corp. *	76,196
400	Invitrogen Corp. *	30,092
2,300	Oxigene, Inc. *	12,121
		118,409	1.39%
Crude Petroleum & Natural Gas
3,000	Encana Corp.	174,930	2.05%

Drawing & Insulating of Nonferrous Wire
4,300	Corning, Inc.	83,119	0.98%

Electric Services
6,200	Reliant Energy, Inc.	95,728
5,500	Centerpoint Energy, Inc.	81,785
1,100	Otter Tail Corp.	34,034
		211,547	2.48%
Electromedical & Electrotherapeutic Apparatus
5,900	Thoratec Corp. *	104,784	1.23%

Electronic Computers
40,400	Sun Microsystems, Inc. *	158,772	1.86%

Food and Kindred Products
5,850	Conagra, Inc.	144,785	1.70%

Games, Toys & Children's Vehicles
3,700	LeapFrog Enterprises, Inc. *	54,649	0.64%

Gold and Silver Ores
2,400	AngloGold, Ltd.	101,856
3,400	Meridian Gold, Inc.	74,494
4,100	Newmont Mining Corp.	193,397
4,900	Placer Dome, Inc.	84,035
		453,782	5.33%

* Non-Income producing securities

Hospital & Medical Service Plans
1,500	Humana, Inc.	71,820
1,100	Pacificare Health System, Inc.	87,758
2,300	Wellpoint Health Net	174,386
		333,964	3.92%

Industrial Organic Chemicals
900	Newmarket Corp.	15,606	0.18%

Motor Vehicles & Passenger Car Bodies
1,600	Honda Motor, Ltd.	45,440	0.53%

Pharmaceutical Preparations
2,479	Amylin Pharma, Inc. *	86,245
7,300	Arena Pharmaceuticals, Inc. *	72,270
1,284	Progenics Pharmaceuticals, Inc. *	30,444
5,100	Teva Pharmaceutical Industries, Ltd.	170,442
		359,401	4.22%
Radio & TV Broadcasting & Communications Equipment
1,100	L3 Communications Holdings, Inc.	86,977
5,600	Motorola, Inc.	123,704
		210,681	2.47%
Radiotelephone Communications
3,300	Lightbridge, Inc.*	26,664
1,900	Telus Corp.	77,406
		104,070	1.22%

Real Estate Agents & Managers
25,300	Homestore, Inc. *	110,055	1.29%

Savings Institutions, Not Federally Chartered
1,400	KNBT Bancorp, Inc.	21,798	0.26%

Semiconductors & Related Devices
7,400	Advanced Micro Devices, Inc. *	186,480
2,000	Atheros Communications, Inc. *	19,520
93,200	JDS Uniphase Corp. *	206,904
5,200	Kopin Corp. *	36,140
		449,044	5.27%
Services-Business Services, NEC
12,200	Internet Cap, Inc. *	107,482	1.26%

* Non-Income producing securities

Services-Prepackaged Software
12,100	Amicas, Inc. *	65,340
5,300	Cadence Design Systems, Inc. *	85,648
1,900	NetIQ Corp. *	23,256
		174,244	2.05%
Services-Video Tape Rental
7,600	Netflix, Inc. *	197,524	2.32%

Surgical & Medical Instruments & Apparatus
1,900	Kyphon, Inc. *	83,486	0.98%

Telephone & Telegraph Apparatus
50,700	Nortel Networks Corp. *	165,282	1.94%

Telephone Communications
1,200	Alaska Communication Systems Group, Inc.	13,728	0.16%

Wholesale-Drugs, Proprietaries & Druggists' Sundries
1,800	McKesson Corp.	85,410	1.01%

Wholesale-Metals Service Centers & Offices
1,800	Ryerson Tull, Inc.	38,340	0.45%

	Total for Common Stock (Cost -$ 3,857,396)	4,183,940	49.11%

	Other Assets Less Liabilities	4,334,958	50.89%

	Net Assets	$8,518,898	100.00%

* Non-Income producing securities

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Air Transportation, Scheduled
6,000	Pinnacle Airlines Corp.	39,000

Crude Petroleum & Natural Gas
2,000	Meridian Resources Corp.	8,340

Electromedical & Electrotherapeutic Apparatus
1,560	Digirad Corporation	7,535

Electronic Computers
23,900	Gateway, Inc.	64,530

Footwear
800	Kenneth Cole	21,832
2,100	K-Swiss, Inc. Class A	62,097
2,500	Timberland Co. Class A	84,450
		168,379

Hearing Equipment, Except Electronic & Warm Air
10,000	Jacuzzi Brands, Inc.	80,600

Hotels & Motels
1,200	Four Seasons Hotel, Inc.	68,880

Household Furniture
1,800	Furniture Brands International Inc.	32,454

Leather & Leather Products
3,000	Coach, Inc.	94,080

Meat Packing Plants
1,600	Federated Department Stores, Inc.	106,992

Mens & Boys Furnishings, Work Clothing and & Allied Garments
2,496	Ashworth, Inc.	17,048

Mining & Quarrying of Nonmetallic Minerals
5,800	USEC, Inc.	64,728

Miscellaneous Chemical Products
3,100	Hercules Corp.	37,882

Miscellaneous Electrical Machinery, Equipment & Supplies
847	Standard Motor Products, Inc. Class A	6,869

Motor Vehicle Parts & Accessories
3,600	Arvinmeritor, Inc.	60,192
4,600	Dana Corp.	43,286
		103,478

Motor Vehicles Parts & Accessories
22,600	Delphi Corp.	62,376

Newspapers: Publishing or Publishing & Printing
2,800	Hollinger International Class A	27,440
1,500	Journal Communications, Inc.	22,350
		49,790

Orthopedic, Prosthetic & Surgical Appliances & Supplies
10,600	DHB Industries, Inc.	44,414

Paper Mills
4,100	Univision Communications, Inc.	108,773

Patent Owners & Lessors
3,700	Marvel Entertainment, Inc.	66,119

Perfumes, Cosmetics & Other Toilet Preparations
1,500	Elizabeth Arden, Inc.	32,370

Periodicals: Publishing or Publishing & Printing
5,200	Primedia, Inc.	21,268

Pharmaceutical Preparations
4,700	Angiotech Pharmaceuticals, Inc.	65,894
2,500	Flamel Technoligies SA	46,750
3,700	Medicines Co.	85,137
1,700	Par Pharmaceutical, Inc.	45,254
3,300	Taro Pharmaceutical Industries, Ltd.	84,909
		327,944

Plastics, Foil & Coated Paper Bags
4,200	Pactiv Corp.	73,584

Public Buildings & Related Furniture
3,000	Lear Corp.	101,910

Radio Broadcasting Stations
2,800	Cox Radio, Inc.	42,560
6,000	Spanish Broadcasting System, Inc.	43,080
		85,640

Real Estate Dealers
3,000	Sunterra Corp.	39,390

Real Estate Investment Trusts
3,700	Saxon Capital, Inc.	43,845

Retail-Apparel & Accessory Stores
4,100	Aeropostale, Inc.	87,125
5,700	Hot Topic, Inc.	87,552
		174,677

Retail-Auto Dealers & Gasoline Stations
1,100	America's Car Mart, Inc.	19,734

Retail-Department Stores
1,900	Kohl's Corp.	95,342

Retail-Eating Places
2,000	Ruby Tuesday, Inc.	43,520

Retail-Family Clothing Stores
1,800	Urban Outfitters, Inc.	52,920

Retail-Auto & Home Supply Stores
600	Pep Boys Manny Moe & Jack	8,304

Retail-Miscellaneous Shopping Goods Stores
1,700	Big 5 Sporting Goods, Corp.	40,562

Retail-Radio, TV & Consumer Electronics Stores
700	Guitar Center, Inc.	38,647

Retail-Retail Stores, NEC
3,900	Petco Animal Supplies, Inc.	82,524

Retail-Variety Stores
2,500	Family Dollar Stores, Inc.	49,675
5,200	Fred's, Inc.	65,052
		114,727

Savings Institution, Federally Chartered
1,700	Bankunited Financial	38,879
1,500	Ocwen Financial Corp.	10,410
		49,289

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,600	LA Barge, Inc.	33,592

Security Brokers, Dealers & Flotation Companies
1,700	SEI Investments Co.	63,886

Semiconductors & Related Devices
5,300	Agere Systems, Inc.	55,173
5,300	Semtech Corp.	87,291
		142,464

Services-Amusement & Recreation Services
3,200	Westwood One, Inc.	63,648

Services-Business Services, NEC
2,000	Jupitermedia Corp.	35,420
2,600	Premier Global Services	21,268
		56,688

Services-Commercial Physical & Biological Research
1,700	Albany Molecular Research, Inc.	20,706

Services-Computer Integrated Systems Design
8,700	Sapient Corp.	54,375

Services-Computer Processing & Data Preparation
1,400	SOHU Communications, Inc.	23,982

Services-Computer Programming Services
1,900	Keane, Inc.	21,717

Services-Educational Services
5,000	Corinthian Colleges, Inc.	66,350

Services-Legal Services
900	Charles RIV Assocs, Inc.	37,521

Services-Management Consulting Services
2,200	Bearingpoint, Inc.	16,698
3,100	Diamondcluster International, Inc.	23,498
		40,196

Services-Motion Picture & Video Tape Production
6,300	Liberty Media Corp.	50,715

Services-Personal Services
1,300	Steiner Leisure, Ltd	44,161

Services-Prepackaged Software
5,600	Captaris, Inc.	21,065

State Commercial Banks
1,600	Trustco Bank Corp.	20,048
3,300	W Holding Company, Inc.	31,548
		51,596

Television Broadcasting
1,400	Gray Television, Inc.	14,826
1,400	Entravision Communications Corp.	11,018
		25,844

Tires & Inner Tubes
3,800	Cooper Tire & Rubber Co.	58,026

Trucking
300	Knight Trans, Inc.	7,308
586	Werner Enterprise	10,131
		17,439

Wholesale-Drugs, Proprietaries & Druggists' Sundries
5,000	Axcan Pharma, Inc.	64,600
3,100	First Horizon Pharma Co.	61,597
		126,197

	Total (Proceeds - $3,862,449)	$ 3,698,632

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Assets and Liabilities
September 30, 2005

Assets:
Investment Securities at Fair Value	$ 4,183,940
(Cost - $3,857,396)
Cash held at Broker	7,406,038
Receivables:
Receivable for Securities Sold	1,330,386
Receivable for Shareholder Purchases	138,425
Dividends and Interest	6,491
Prepaid Expenses	8,851
Total Assets	13,074,131
Liabilities:
Securities Sold Short at Fair Value (Proceeds - $3,862,449)	3,698,632
Payable for Securities Purchased	768,910
Accrued Expenses	42,858
Payable to Custodian Bank	20,134
Advisory Fee Payable	10,936
Fund Accounting and Transfer Agent Fees Payable	8,285
Payable for Shareholder Redemptions	5,478
Total Liabilities	4,555,233

Net Assets	$ 8,518,898
Net Assets Consist of:
Paid In Capital	6,871,440
Accumulated Undistributed Realized Gain on Investments - Net	1,157,097
Unrealized Appreciation in Value
of Investment Securities	490,361
Net Assets, for 698,306 Shares Outstanding	$ 8,518,898
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price and Redemption Price
Per Share ($8,518,898/698,306 shares)	$ 12.20

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Operations
For the year ended September 30, 2005
Investment Income:
Dividends (net of foreign witholding taxes of $1,224 )	$ 125,127
Interest	18,917
Total Investment Income	144,044
Expenses:
Management Fees	265,708
Transfer Agent & Fund Accounting Fees	30,920
Legal Fees	67,117
Custodial Fees	23,737
Registration and Blue Sky Fees	19,867
Audit Fees	23,303
Trustee Fees	12,187
Printing & Mailing Fees	4,522
Insurance Expense	1,511
Interest Expense	1,105
Dividends on Securities Sold Short	2,683
Miscellaneous Expenses	1,510
Total Expenses	454,170
Management Fees Waived	(5,592)
Net Expenses	448,578

Net Investment Loss	(304,534)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	2,043,171
Realized Gain (Loss) on Securities Sold Short	(296,799)
Change in Unrealized Appreciation (Depreciation) on Investment Securities	(230,343)
Net Realized and Unrealized Gain (Loss) on Investments	1,516,029

Net Increase (Decrease) in Net Assets from Operations	$ 1,211,495

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	9/30/2005	9/30/2004
From Operations:
Net Investment Loss	$(304,534)	$(303,172)
Net Realized Gain on Investment Securities	2,043,171	1,367,295
Net Realized Gain (Loss) on Securities Sold Short	(296,799)	49,437
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities	(230,343)	252,680
Increase (Decrease) in Net Assets from Operations	1,211,495	1,366,240

From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gains from Security Transactions	(861,549)	(4,076,714)
Change in Net Assets from Distributions	(861,549)	(4,076,714)

From Capital Share Transactions:
Proceeds From Sale of Shares	4,446,493	8,704,674
Shares Issued on Reinvestment of Distributions	861,549	4,076,714
Cost of Shares Redeemed	(16,227,825)	(5,531,479)
Net Increase (Decrease) from Shareholder Activity	(10,919,783)	7,249,909

Net Increase (Decrease) in Net Assets	(10,569,837)	4,539,435

Net Assets at Beginning of Period	19,088,735	14,549,300
Net Assets at End of Period (including accumulated undistributed net investment
income of $0 and $0, respectively)	$ 8,518,898	$ 19,088,735

Share Transactions:
Issued	378,970	718,196
Reinvested	71,379	369,268
Redeemed	(1,397,951)	(453,570)
Net increase (decrease) in shares	(947,602)	633,894
Shares outstanding beginning of period	1,645,908	1,012,014
Shares outstanding end of period	698,306	1,645,908

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Financial Highlights
Selected data for a share outstanding throughout the period:
	Year Ended	Year Ended	Period Ended **
	9/30/2005	9/30/2004	9/30/2003
Net Asset Value -
Beginning of Period	$ 11.60	$ 14.38	$ 10.00
Net Investment Loss (a)	(0.26)	(0.20)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	1.41	1.22	4.53
Total from Investment Operations	1.15	1.02	4.38

Distributions from Net Realized Gains	(0.55)	(3.80)	0.00
Total from Distributions	(0.55)	(3.80)	0.00

Net Asset Value -
End of Period	$ 12.20	$ 11.60	$ 14.38
Total Return ***	9.95%	8.43%	43.80%

Ratios/Supplemental Data:

Net Assets - End of Period (Thousands)	8,519	19,089	14,549

Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	3.28%	2.83%	3.01%	*
Ratio of Dividend Expense on Securities Sold Short	0.02%	0.20%	0.01%	*
Ratio of Expenses to Average Net Assets After Waivers	3.30%	3.03%	3.02%	*
Ratio of Net Investment Loss to Average Net Assets After Waivers	(2.24)%	(1.69)%	(1.75)%	*
Ratio of Expenses to Average Net Assets Before Waivers	3.34%	3.03%	3.02%	*
Ratio of Net Investment Loss to Average Net Assets Before Waivers	(2.28)%	(1.69)%	(1.75)%	*
Portfolio Turnover Rate	1634.62%	4874.52%	3111.32%

* Annualized
** Commencement of Operations - December 31, 2002
*** Total returns in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(a) Net investment loss per share calculated using average shares outstanding.

The accompanying notes are an integral part of the financial statements.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment adviser of the Fund is Rock Canyon Advisory Group, Inc. (the “Adviser”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized short-term gains.  Net investment loss in the amount of $304,534 was reclassified to net realized short-term gains for the year ended September 30, 2005.  This reclassification had no effect on net assets. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser. Under the terms of the management agreement, the Adviser manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the year ended September 30, 2005, the Adviser earned management fees totaling $265,708 before the voluntary fee waiver described below. At September 30, 2005 the Fund owed the Adviser an amount of $10,936.  The Adviser voluntarily waived 0.35% of the management fee for the period from July 22, 2005 through September 30, 2005, which totaled $5,592.  Certain key officers of the Trust are officers, the sole shareholder and/or employees of the Adviser.

4.)

RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell is a control person and the sole shareholder of the Adviser. Mr. Ferrell benefits from management fees paid to the Adviser by the Fund.

David Young was a registered representative of Delta Equity Services Corp. ("Delta") until July 27, 2004, and is now a registered representative of Golden Beneficial Securities, Inc. (“Golden”). Delta, in its capacity as a registered broker-dealer, effected substantially all securities transactions for the Fund that were executed on a national securities exchange or over-the-counter through July 2004.  Prior to February 2005, Golden, in its capacity as a registered broker-dealer, executed a significant amount of the Fund’s securities transactions.  Mr. Young is also the President of Paragon Capital Management, Inc. (“Paragon”), a registered investment adviser. Paragon has recommended and may continue to recommend the Fund to its clients.  The officers of the Fund believe that, as of September 30, 2005, clients of Paragon owned a majority of the shares of the Fund.  If Paragon has discretionary authority over its clients’ accounts, Paragon may be deemed to beneficially own the shares indirectly and control the Fund. To the extent brokerage transactions were placed with Delta and Golden, Mr. Young received a portion of the commissions.  Until April 2004, the Adviser rented office space from Paragon.

Mr. Ferrell is also a partner of another investment advisory firm, Marriott Affiliated Capital Partners (“MACP”).  Prior to March 2005, Todd Draney, another partner of MACP, was a registered representative at Girard Securities (“Girard”).  The Fund executed trades through Girard during the year ended September 30, 2005, and Mr. Draney received a portion of the commissions.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agent services.   A shareholder and officer of MSS is also an officer of the Fund.  For the year ended September 30, 2005, MSS earned $30,920 for fund accounting and transfer agency services.  At September 30, 2005, the Fund owed $8,285 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid-in-capital at September 30, 2005, was $6,871,440 representing 698,306 shares outstanding.

6.)

INVESTMENT TRANSACTIONS

For the year ended September 30, 2005, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $194,203,072 and $191,329,654, respectively.  Purchases and sales of securities sold short aggregated $37,422,439 and $60,431,129, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at September 30, 2005, was $3,857,396, and the proceeds from short sales was $3,862,449.

At September 30, 2005, the composition of unrealized appreciation was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$554,206	($63,845)	$490,361

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 90% of the Fund.

The officers of the Fund believe that a majority of the shares held by Charles Schwab & Co. , Inc. were held for the benefit of clients of Paragon Capital Management, Inc. If Paragon Capital Management, Inc. has discretionary authority over its clients’ accounts, Paragon Capital Management, Inc. may be deemed to beneficially own the shares indirectly and control of the Fund.

8.)

DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2005 and 2004 was as follows:

	2005	2004
Distributions paid from:
Ordinary income	$861,549	$4,076,714
Long-tem capital gain	0	0
	$861,549	$4,076,714

As of September 30, 2005, the components of distributable earnings on a tax basis were as follow:

Undistributed ordinary income	$1,157,097
Undistributed long-tem capital gain/(accumulated losses)	0
Unrealized appreciation/(depreciation)	490,361
Total	$1,647,458

There was no difference between book basis and tax-basis unrealized appreciation.

TOP FLIGHT FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2005 (UNAUDITED)

PROXY VOTING - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by (1) by calling the Fund at 1-800-869-1679 or visiting our transfer agents, website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS - The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (Unaudited)

As a shareholder of the Top Flight Fund, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005 through September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2005	September 30, 2005	April 1, 2005 to September 30, 2005

Actual	$1,000.00	$1,062.72	$21.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,003.86	$21.25

* Expenses are equal to the Fund's annualized expense ratio of 4.23%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of December 31, 2004, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Ray J. Meyers [1] 301 East 925 North American Fork, UT 84003 Year of Birth: 1957	Trustee since December 2002

President and owner of Elemental Technologies, Inc., a computer programming firm, since April 1999; Sole proprietor of Meyers Associates, a computer programming firm, from October 1997 until April 1999.

Jeffery C. Beck 891 North 200 East American Fork, UT 84003 Year of Birth: 1963	Trustee since December 2002	Senior Auditor, Department of Defense, Defense Contract Audit Agency, from February 1988 to present.
Paul R. Ressler 942 North 240 East American Fork, UT 84003 Year of Birth: 1966	Trustee since December 2002

Marketing Representative, CapSoft, a computer software firm, from May 1993 to January 2002; Marketing Representative, MyGo USA, a toy manufacturer, from January 2002 to April 2002; Marketing Representative, Pukka USA, a toy manufacturer, Inc. from April 2002 to present.

The following table provides information regarding the officers of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jonathan N. Ferrell[1] 1384 West State Rd. Pleasant Grove, UT 84062 Year of Birth: 1973	President since December 2002; Trustee from November 2002 until February 2005.

President of the Fund’s adviser since December 2002.  Analyst with Paragon Capital Management, Inc., a registered investment advisory firm, from December 1997 until April 1999; Registered Representative with Delta Equity Services, Inc., a registered investment advisory firm, September 2002 until November 2002; Director Paragon Capital Management, Inc., April 1999 until December 2002.

Melissa Murchison 1384 West State Rd. Pleasant Grove, UT 84062 Year of Birth: 1970	Chief Compliance Officer since September 2004	Director of Client Services/Marketing for Paragon Capital Management, Inc. from September 1995 to September 2004.

1 Mr. Meyers owns a 1/3 interest in Automated Security LLC.  Mr. Ferrell owns a 1/3 interest in Automated Security LLC.

Cohen McCurdy
Certified Public Accountants

Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145-1594

www.cohenmccurdy.com

440.835.8500
440.835.1093 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees
Top Flight Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Top Flight Fund ("the Fund"), a series of Rock Canyon Funds, as of September 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period of December 31, 2002 (commencement of operations) through September 30, 2003 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of September 30, 2005 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Top Flight Fund as of September 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
November 28, 2005

an independent member of BAKER TILLY INTERNATIONAL

Registered with the Public Company Accounting Oversight Board

SQIF Service Quality Innovation and Fun

Board of Trustees

Jeffrey C. Beck

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

1384 West State Rd.

Pleasant Grove, UT  84062

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Auditors

Cohen McCurdy, Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Jeff Beck is an audit committee financial expert.  Mr. Beck is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2005

$ 14,000

FY 2004

$ 16,105

(b)

Audit-Related Fees

Registrant

FY 2005

$ 0

FY 2004

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2005

$ 2115

FY 2004

$ 1760

Nature of the fees:

Federal tax returns and Excise tax return.

(d)

All Other Fees

Registrant

FY 2005

$ 0

FY 2004

$ 490

Nature of the fees:

For fiscal year 2004 semi-annual report.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  All non-audit services were pre-approved by the audit committee.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2005

$ 2115

FY 2004

$ 2250

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date December 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date December 2, 2005

* Print the name and title of each signing officer under his or her signature.